Consolidated Balance Sheets (Parentheticals) ¥ in Thousands, $ in Thousands	Jun. 30, 2024 CNY (¥) ¥ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 CNY (¥) ¥ / shares shares
Short term investments, fair value	¥ 576,919
Accounts receivable, net of allowances	3,196	$ 3,175	6,892
Contract assets, net of allowances	21
Restricted bank deposit - non-current	26,783	3,685
Contract assets - non-current, net of allowances
Accounts payable	194,358	26,745	6,292
Accrued commissions	148,134	20,384
Other payables and accrued expenses	180,509	24,839	2,766
Accrued payroll	68,093	9,370	7,665
Income taxes payable	96,780	13,317	1,757
Lease liabilities, current	54,233	7,463	4,793
Other current liabilities	10,505	1,446	803
Accrued commissions – non-current	408,416	56,200
Other tax liabilities, non-current	45,365	6,242	13,760
Deferred tax liabilities	237,074	32,623
Lease liabilities, non-current	62,954	8,664	9,673
Other non-current liabilities	¥ 33,374	$ 4,592
Redeemable ordinary shares, par value (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ 0.001	$ 0.001	¥ 0.001
Redeemable ordinary shares, shares issued (in Shares) | shares	1,995,810	1,995,810
Redeemable ordinary shares, shares outstanding (in Shares) | shares	1,995,810	1,995,810
Ordinary shares, par value (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ 0.001	$ 0.001	¥ 0.001
Ordinary shares authorized (in Shares) | shares	1,950,000,000	1,950,000,000	1,950,000,000
Ordinary shares, issued (in Shares) | shares	376,581,138	376,581,138	90,472,014
Ordinary shares, outstanding (in Shares) | shares	370,551,728	370,551,728	90,472,014
VIEs
Restricted cash	¥ 10,409
Restricted bank deposit - non-current	7,804
Accounts payable	5,053		3,668
Accrued commissions	535
Other payables and accrued expenses	4,175		2,677
Accrued payroll	6,242		4,991
Income taxes payable	7,132		1,753
Lease liabilities, current	4,967		2,527
Other current liabilities	10,212
Accrued commissions – non-current	1,768
Other tax liabilities, non-current	33,502		11,897
Deferred tax liabilities	4,317
Lease liabilities, non-current	3,306		4,810
Other non-current liabilities	¥ 639